Subsequent Events (Details Narrative) - USD ($)							1 Months Ended						2 Months Ended		6 Months Ended		12 Months Ended
	Jul. 31, 2015	Jul. 25, 2015	Apr. 08, 2015	Mar. 02, 2015	Jan. 09, 2015	Jan. 06, 2015	Apr. 30, 2015	Apr. 15, 2015	Feb. 27, 2015	Feb. 15, 2015	Jan. 31, 2015	Jan. 26, 2015	Mar. 31, 2015	Feb. 28, 2015	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	May. 27, 2015	May. 01, 2015	Mar. 27, 2015	Mar. 16, 2015	Mar. 15, 2015	Sep. 20, 2013
Issuance of common stock for debt (in shares)															72,942		150,316	10,215
Proceeds from sale of common stock															$ 983,075	$ 478,520	$ 831,730	$ 167,002
Proceeds from convertible debt												$ 78,750
Interest rate on debt												8.00%
Percentage of lowest closing bid prices					50.00%							58.00%
Issuance of warrants					33,333
Warrants exercisable period					5 years
Banking advisory fee as common stock issued					11,667
Common stock, par value (in dollars per share)															$ 0.001		$ 0.001	$ 0.001						$ 0.001
Common stock warrants strike price (in dollars per share)					$ 6
Amortization of debt discount															$ 420,674	$ 1,331,004	$ 2,105,860	$ 703,293
12% Convertible Note Due 2015-12-31 [Member]
Issuance of common stock for debt (in shares)															109,850
Magna Equities II Note [Member]
Aggregate principal amount																			$ 85,000		$ 29,500		$ 15,000
Magna Equities I [Member]
Proceeds from convertible debt			$ 200,000	$ 200,000
Percentage of lowest closing bid prices			40.00%	40.00%
Aggregate principal amount			$ 200,000	$ 200,000																$ 53,000
Common stock, par value (in dollars per share)			$ 0.0001	$ 0.0001
Accrued interest percentage				135.00%
Additional purchases				$ 1,000,000
Magna Equities II, LLC [Member]
Proceeds from convertible debt				75,000					$ 100,000				$ 175,000
Interest rate on debt													12.00%
Percentage of lowest closing bid prices													40.00%
Subsequent Event [Member]
Issuance of common stock for debt (in shares)						43,503
Common shares issued to convertible debt, value						$ 417,736
Sale of Common stock (in shares)							13,333				833
Number of warrants sold							3,333
Proceeds from sale of common stock							$ 100,000				$ 7,500
Warrants outstanding											1,667
Shares issued for common stock exercised (in shares)											1,667
Shares issued for common stock exercised, value											$ 15,000
Proceeds from convertible debt						$ 125,000		$ 50,000		$ 75,000	$ 78,750			$ 150,000
Company convertible notes to an investor group														$ 250,000
Interest rate on debt											8.00%			10.00%
Percentage of lowest closing bid prices											58.00%			50.00%
Issuance of warrants														50,000
Strike price of warrants							$ 15.00							$ 6
Warrants exercisable period														5 years
Banking advisory fee as common stock issued														11,667
Market capitalization							$ 100,000,000
Additional common shares (in shares)							1,667
Subsequent Event [Member] | 12% Convertible Note Due 2015-12-31 [Member] | Related Party [Member]
Conversion price (in dollars per share)		$ 4.80
Aggregate principal amount		$ 120,000
Convertible description		Common stock warrants
Common stock warrants issued		$ 150,000
Common stock warrants strike price (in dollars per share)		$ 4.80
Amortization of debt discount		$ 125,000
Subsequent Event [Member] | 12% Convertible Note Due 2015-12-31 [Member] | Increasive Ventures BV [Member]
Conversion price (in dollars per share)	$ 4.80
Convertible description	Common stock warrants
Common stock warrants issued	$ 1,500,000
Common stock warrants strike price (in dollars per share)	$ 4.80
Subsequent Event [Member] | Magna Equities II Note [Member]
Aggregate principal amount																						$ 44,500
Subsequent Event [Member] | Magna Equities I [Member]
Proceeds from convertible debt				$ 200,000
Percentage of lowest closing bid prices				40.00%
Common stock, par value (in dollars per share)				$ 0.001
Accrued interest percentage				135.00%
Additional purchases every thirty days calender				$ 200,000
Additional purchases				1,000,000
Subsequent Event [Member] | Magna Equities II, LLC [Member]
Proceeds from convertible debt				$ 75,000					$ 100,000				$ 175,000
Interest rate on debt													12.00%
Percentage of lowest closing bid prices													40.00%
Conversion price (in dollars per share)													$ 15.00